                             American Select Funds
                               Semi Annual Report
                                 June 30, 2001







                                   [GRAPHIC]









                                               American Select Cash Reserve Fund





                           Managed by AMR Investments

================================================================================
American Select Cash Reserve Fund


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Fellow Shareholder:

We are pleased to present you with the Semi-Annual Report for the American Select Cash Reserve Fund for the six months ended June 30, 2001. It gives us great pleasure to report that as of June 30, 2001, the Cash Reserve Fund was ranked 1st out of 214 Institutional Money Market Funds for the 1-year period by Lipper Analytical Services.

We are also pleased to announce that the Portfolio in which the Cash Reserve Fund invests all of its investable assets recently surpassed $11 billion in total assets.

Looking ahead on the domestic front, an increase in consumer spending power could be a critical factor in keeping the U.S. out of a recession during the second half of the year. Thanks to government initiatives, many taxpayers have begun to receive a total of $38 billion in tax rebate checks. This tax relief and lower interest rates, resulting from the Federal Reserve's aggressive reduction of 3.00% in short-term interest rates, will need to offset reduced business spending and consumer reluctance to spend as a result of large corporate layoffs. This uncertainty will likely keep the U.S. markets in a limited trading range.

As always, we thank you for your investment in the American Select Cash Reserve Fund.



                           Sincerely,




                           William F. Quinn
                           President
                           American Select Funds

================================================================================
American Select Cash Reserve Fund


MARKET AND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------


Despite warning signs of a U.S economic slowdown in the last quarter of 2000, the Fed was apparently apprehensive to lower the target rate to avoid appearing politically motivated. However, throughout the first half of 2001, the Fed aggressively lowered interest rates in an effort to bolster the already sluggish economy. Unfortunately, this delay left them behind the curve. With a rare inter-meeting move on January 3rd, the Fed began a series of five 0.50% easings. The 0.50% moves were a strong departure for the Greenspan-led FOMC, as 0.25% moves have historically been the norm. Rates were lowered a total of 2.75% during the six month period, dropping the Fed Funds rate from 6.5% to 3.75%. After the additional quarter point ease on June 27th, some market participants felt the Fed was near the end of the easing cycle. Typically, it takes about six to nine months for the economy to feel the effects of monetary policy changes and the second half of the year will enable the Fed to measure the impact of the initial easings. The most likely scenario is that the recovery will be a gradual U-shaped occurrence rather than a dramatic V-shaped one as hoped.

Several different areas of concern prompted the Fed's aggressive rate policy stance. The manufacturing sector led the economic downturn, as evidenced by the declining NAPM index, which reached levels not seen since the last recession in 1991. Another troublesome indicator was the employment situation. The jobless rate rose to 4.5% in April and corporate layoffs frequented the headlines, causing sharp increases in weekly unemployment claims. Capital spending was negatively impacted during the slowdown, but an accommodative monetary policy should provide some stimulus to that sector. The equity markets struggled throughout the first half of the year as corporate profits came under pressure. The credit markets also reflected the downturn in the economy, enduring numerous corporate downgrades as well as defaults. One of the more highly publicized defaults occurred as a result of the California energy crisis, which led to the bankruptcy filing of Pacific Gas and Electric.

In anticipation of the lower interest rate environment for the first half of 2001, we extended the American Select Cash Reserve Fund's weighted-average maturity to almost 60 days by purchasing longer fixed-rate products, primarily six month asset-backed commercial paper. This shift in strategy enabled the Fund to lock in higher rates. As the easing cycle comes to an end and fundamental economic conditions improve, the Fund will allow the fixed rate holdings to mature and re-focus on purchasing variable rate securities with a final maturity of one year and a quarterly reset. This strategy extends the credit duration risk while allowing the fund to achieve higher rates as the variable rate securities reset.

For the six months ended June 30, 2001, the total return of the American Select Cash Reserve Fund was 2.63%. The Fund outperformed the Lipper Institutional Money Market Instrument Average return of 2.46% by 17 basis points.

PORTFOLIO STATISTICS AS OF JUNE 30, 2001

7-day Current Yield*                4.14%
7-day Effective Yield*              4.22%
30-day Yield                        4.24%
Weighted Average Maturity           55 Days
Fitch Rating                        AAA

*Annualized. You may call 1-800-231-4252 to obtain the Fund's current seven day yield.

TOP TEN HOLDINGS AS OF JUNE 30, 2001

CS First Boston                         4.0%
Goldman Sachs                           3.2%
American Honda                          3.2%
First Union                             3.2%
Scaldis Capital                         3.0%
Vodafone Airtouch PLC                   3.0%
Banco Popular de Puerto Rico            2.3%
Wells Fargo & Company                   2.3%
Moat Funding                            2.1%
Merrill Lynch                           1.9%

================================================================================
American Select Cash Reserve Fund


STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
in thousands, except share and per share amounts


ASSETS:
     Investment in Portfolio, at value .....................     $    8,169,568
     Receivable for expense
       reimbursement (Note 2) ..............................                283
                                                                 --------------
TOTAL ASSETS ...............................................          8,169,853
                                                                 --------------
LIABILITIES:
     Dividends payable .....................................             23,442
     Other liabilities .....................................                670
                                                                 --------------
TOTAL LIABILITIES ..........................................             24,112
                                                                 --------------
NET ASSETS .................................................     $    8,145,741
                                                                 ==============

ANALYSIS OF NET ASSETS:
     Paid-in-capital .......................................     $    8,145,741
                                                                 --------------
NET ASSETS .................................................     $    8,145,741
                                                                 ==============


SHARES OUTSTANDING (NO PAR VALUE) ..........................      8,145,740,542
                                                                 ==============


NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ...     $         1.00
                                                                 ==============

================================================================================
American Select Cash Reserve Fund


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
in thousands


                                                                SIX MONTHS ENDED
                                                                     JUNE 30,
                                                                      2001
                                                                ----------------
                                                                   (Unaudited)

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
       Interest income .....................................     $    144,328
       Portfolio expenses ..................................           (2,986)
                                                                 ------------
              NET INVESTMENT INCOME ALLOCATED
                   FROM PORTFOLIO ..........................          141,342
                                                                 ------------
FUND EXPENSES:
       Transfer agent fees .................................                8
       Professional fees ...................................                6
       Registration fees and expenses ......................              846
       Other expenses ......................................                8
                                                                 ------------
             TOTAL FUND EXPENSES ...........................              868
                                                                 ------------
             Less reimbursement of expenses (Note 2) .......              472
                                                                 ------------
             NET FUND EXPENSES .............................              396
                                                                 ------------
NET INVESTMENT INCOME ......................................          140,946
                                                                 ------------
REALIZED GAIN ALLOCATED FROM PORTFOLIO:
       Net realized gain on investments ....................              266
                                                                 ------------
             NET GAIN ON INVESTMENTS .......................              266
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS ..........................................     $    141,212
                                                                 ============

================================================================================
American Select Cash Reserve Fund


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
in thousands


                                                               SIX MONTHS ENDED     YEAR ENDED
                                                                   JUNE 30,        DECEMBER 31,
                                                                     2001              2000
                                                               ----------------    ------------
                                                                  (Unaudited)

INCREASE IN NET ASSETS:
OPERATIONS:
     Net investment income .................................     $    140,946      $     80,238
     Net realized gain on investments ......................              266                42
                                                                 ------------      ------------
               NET INCREASE IN NET ASSETS RESULTING
                  FROM OPERATIONS ..........................          141,212            80,280
                                                                 ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income .................................         (140,945)          (80,238)
     Net realized gain on investment .......................             (266)              (42)
                                                                 ------------      ------------
               DISTRIBUTIONS TO SHAREHOLDERS ...............         (141,211)          (80,280)
                                                                 ------------      ------------
CAPITAL SHARE TRANSACTIONS:
     Proceeds from sales of shares .........................       30,259,146        18,822,795
     Reinvestment of dividends and distributions ...........           42,318            26,460
     Cost of shares redeemed ...............................      (24,383,709)      (16,621,240)
                                                                 ------------      ------------
              NET INCREASE IN NET ASSETS
                 FROM CAPITAL SHARE TRANSACTIONS ...........        5,917,755         2,227,985
                                                                 ------------      ------------
NET INCREASE IN NET ASSETS .................................        5,917,756         2,227,985
NET ASSETS:
     Beginning of period ...................................        2,227,985                --
                                                                 ------------      ------------
     END OF PERIOD .........................................     $  8,145,741      $  2,227,985
                                                                 ============      ============

================================================================================
American Select Cash Reserve Fund


NOTES TO FINANCIAL STATEMENTS June 30, 2001 (unaudited)
--------------------------------------------------------------------------------


NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

American Select Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. The American Select Cash Reserve Fund (the "Fund") is offered under the Trust and commenced active operations on January 1, 2000.

The Fund invests all of its investable assets in the Money Market Portfolio (the "Portfolio") of the AMR Investment Services Trust, which has the same investment objectives as the Fund. The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 2001, the Fund's investment was 74.99% of the Portfolio.

These financial statements relate to the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

B. Valuation of Investments

Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income

The Fund records its share of net investment income and realized gains and losses from the security transactions of the Portfolio each day. All net investment income and realized gain (loss) of the Portfolio is allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Dividends

The Fund generally declares dividends daily from net investment income and net short-term gain, if any, payable monthly. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

E. Federal Income and Excise Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

F. Expenses

Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

G. Valuation of Shares

The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

H. Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2-FEES AND TRANSACTIONS WITH AFFILIATES

A. Reimbursement of Expenses

The Manager has contractually agreed to reimburse the Fund for other expenses through June 30, 2001 to the extent that total annual fund operating expenses exceed 0.12%. For the six months ended June 30, 2001, the Manager reimbursed expenses totaling $471,756 to the Fund.

B. Other

Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the

================================================================================
American Select Cash Reserve Fund


NOTES TO FINANCIAL STATEMENTS June 30, 2001 (unaudited) (continued)
--------------------------------------------------------------------------------


Six months ended June 30, 2001, the cost of air transportation for the trustees was not material to the Fund. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $20,000 plus $1,250 for each Board meeting attended.

NOTE 3-CAPITAL SHARE TRANSACTIONS

The table below summarizes transactions in shares of capital stock (in thousands). Each share is valued at $1.00:


Six Months Ended June 30, 2001
------------------------------
Shares sold ................................       30,259,146
Reinvestment of dividends ..................           42,318
Shares redeemed ............................      (24,383,709)
                                                 ------------
Net increase in shares outstanding .........        5,917,755
                                                 ============


Year Ended December 31, 2000
----------------------------

Shares sold ................................       18,822,765
Reinvestment of dividends ..................           26,460
Shares redeemed ............................      (16,621,240)
                                                 ------------
Net increase in shares outstanding .........        2,227,985
                                                 ============

================================================================================
American Select Cash Reserve Fund


FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------


                                                                        SIX MONTHS ENDED       YEAR ENDED
                                                                            JUNE 30,          DECEMBER 31,
                                                                              2001                2000
                                                                        ----------------      ------------
                                                                          (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD .................................     $       1.00       $       1.00
                                                                           ------------       ------------
       Net investment income(A) ......................................             0.03               0.06
       Less dividends from net investment income .....................            (0.03)             (0.06)
                                                                           ------------       ------------
NET ASSET VALUE, END OF PERIOD .......................................     $       1.00       $       1.00
                                                                           ============       ============
TOTAL RETURN .........................................................             2.63%(B)           6.58%
                                                                           ============       ============
RATIOS AND SUPPLEMENTAL DATA:
       Net assets, end of period (in thousands) ......................     $  8,145,741       $  2,227,985
       Ratios to average net assets (annualized)(A):
          Expenses ...................................................             0.12%              0.12%
          Net investment income ......................................             5.01%              6.47%
       Decrease reflected in above expense ratio due to absorption
          of expenses by the manager .................................             0.02%              0.03%

----------
A The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Money Market Portfolio.

B   Not annualized.

AMR INVESTMENT SERVICES MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2001 (unaudited)
================================================================================

                                                                                         PAR
                                                                                        AMOUNT               VALUE
                                                                                    ---------------     ---------------
                                                                                          (DOLLARS IN THOUSANDS)
TIME DEPOSITS - 13.49%
Keybank, NA, 4.00%, Due 7/2/2001                                                         $ 300,000           $ 300,000
Rabobank Nederland, 4.19%, Due 7/2/2001                                                    270,000             270,000
Societe Generale , 4.19%, Due 7/2/2001                                                     450,000             450,000
Toronto Dominion Bank, 4.19%, Due 7/2/2001                                                 450,000             450,000
                                                                                                        --------------
       TOTAL TIME DEPOSITS                                                                                   1,470,000
                                                                                                        --------------

FIXED RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 4.13%
Deutsche Bank , 4.48%, Due 5/3/2002                                                        250,000             250,000
Svenska Handelsbanken, 4.50%, Due 3/22/2002                                                200,000             200,000
                                                                                                        --------------
       TOTAL FIXED RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                                                 450,000
                                                                                                        --------------

VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 17.48%
Banco Popular De Puerto Rico, (Note C)
  4.13%, Due 3/1/2002                                                                      100,000             100,000
  4.19%, Due 5/14/2002                                                                     250,000             250,000
Bank of America, NA,
  4.78%, Due 7/12/2001                                                                      50,000              50,001
  4.90%, Due 7/19/2001                                                                      25,000              25,002
  4.18%, Due 2/19/2002                                                                      70,000              70,060
Bank One, NA,
  3.97%, Due 9/7/2001                                                                       47,000              47,003
  4.46%, Due 10/29/2001                                                                     15,000              15,006
  4.21%, Due 11/9/2001                                                                     160,000             159,990
Branch Banking & Trust Company,
  4.05%, Due 8/17/2001                                                                      72,000              71,998
  3.70%, Due 9/24/2001                                                                      45,000              44,999
  4.17%, Due 5/15/2002                                                                      50,000              50,063
  3.87%, Due 6/24/2002                                                                      32,500              32,556
First Union National Bank,
  4.77%, Due 10/19/2001                                                                     15,000              15,000
  4.08%, Due 5/10/2002                                                                     100,000             100,000
  4.03%, Due 5/14/2002                                                                     150,000             150,000
  4.19%, Due 5/15/2002                                                                     100,000             100,110
Fleet National Bank,
  4.36%, Due 7/31/2001                                                                      20,000              20,001
  3.99%, Due 9/7/2001                                                                       35,000              35,005
  3.89%, Due 9/27/2001                                                                     100,000             100,047
  3.81%, Due 9/28/2001                                                                      10,000              10,008
  4.56%, Due 1/22/2002                                                                       5,000               5,007
  4.03%, Due 3/6/2002                                                                       22,000              22,025
  4.06%, Due 3/12/2002                                                                      10,000              10,013
  4.04%, Due 6/17/2002                                                                      20,000              20,036

Keybank, NA,
  4.90%, Due 7/16/2001                                                                      40,000              40,003
  4.71%, Due 10/26/2001                                                                      9,000               9,011
National City Bank,
  4.30%, Due 8/1/2001                                                                       25,000              25,000
  4.10%, Due 2/22/2002                                                                      95,000              95,087
  4.00%, Due 3/1/2002                                                                       15,000              15,010
US Bank, NA, 4.00%, Due 9/17/2001                                                           92,500              92,530
Wells Fargo & Company, 4.46%, Due 4/26/2002                                                122,975             123,121
                                                                                                        --------------
       TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                                            1,903,692
                                                                                                        --------------

PROMISSORY NOTES - 3.21%
Goldman Sachs Group, LP, 4.27%, Due 12/27/2001 (Note A)                                    350,000             350,000
                                                                                                        --------------
       TOTAL PROMISSORY NOTES                                                                                  350,000
                                                                                                        --------------

VARIABLE RATE FUNDING AGREEMENTS - 8.95%
General Electric Capital Assurance Company, 5.60%, Due 2/1/2002 (Note B)                   200,000             200,000
Jackson National Life Insurance Company, 4.05%, Due 8/31/2001 (Note A)                     100,000             100,000
Metropolitan Life Insurance Company, 3.82%, Due 7/19/2002 (Note B)                         200,000             200,000
Security Life of Denver, (Note B)
  3.84%, Due 3/29/2002                                                                     200,000             200,000
  4.16%, Due 5/14/2002                                                                     100,000             100,000
Travelers Insurance Company, 4.83%, Due 8/10/2001 (Note B)                                 175,000             175,000
                                                                                                        --------------
       TOTAL VARIABLE RATE FUNDING AGREEMENTS                                                                  975,000
                                                                                                        --------------

ASSET-BACKED COMMERCIAL PAPER, 144A (Note D) - 14.14%
Giro Funding Corporation, 4.22%, Due 8/10/2001                                              36,841              36,668
Kittyhawk Funding, 4.51%, Due 9/17/2001                                                     35,004              34,662
Moat Funding, LLC,
  4.17%, Due 8/2/2001                                                                       50,000              49,815
  4.17%, Due 8/3/2001                                                                       25,000              24,904
  4.21%, Due 8/3/2001                                                                       31,500              31,378
  4.11%, Due 10/10/2001                                                                     36,000              35,585
  4.10%, Due 10/18/2001                                                                     41,000              40,491
  3.80%, Due 12/3/2001                                                                     100,000              98,364
  3.79%, Due 12/4/2001                                                                      50,000              49,179
Moriarty, Ltd.,
  3.56%, Due 11/19/2001                                                                     31,200              30,765
  3.56%, Due 11/21/2001                                                                    200,000             197,172
Scaldis Capital, LLC,
  5.30%, Due 7/6/2001                                                                       25,521              25,502
  5.30%, Due 7/10/2001                                                                      17,459              17,436
  5.20%, Due 7/11/2001                                                                      75,000              74,892
  4.16%, Due 8/6/2001                                                                       50,000              49,792
  4.22%, Due 8/10/2001                                                                      31,581              31,433
  4.55%, Due 8/15/2001                                                                      39,710              39,484
  4.55%, Due 8/24/2001                                                                      13,798              13,704
  4.55%, Due 8/31/2001                                                                      18,599              18,456
  4.23%, Due 9/17/2001                                                                      24,418              24,194
  3.90%, Due 11/2/2001                                                                       3,788               3,737
  3.90%, Due 11/20/2001                                                                     11,000              10,831
  3.86%, Due 11/27/2001                                                                     43,349              42,656

Stellar Funding Group, Incorporated,
  4.77%, Due 7/10/2001                                                                       6,138               6,131
  4.77%, Due 7/11/2001                                                                       4,291               4,285
  4.67%, Due 8/28/2001                                                                       2,180               2,164
  4.67%, Due 8/31/2001                                                                       2,396               2,377
  3.86%, Due 11/30/2001                                                                    198,553             195,317
Trident Capital Financial, Incorporated,
  3.83%, Due 8/13/2001                                                                     200,000             199,084
  3.83%, Due 8/16/2001                                                                     127,300             126,676
Tulip Funding Corporation, 4.07%, Due 1/18/2002                                             23,884              23,341
                                                                                                        --------------
       TOTAL ASSET-BACKED COMMERCIAL PAPER                                                                   1,540,475
                                                                                                        --------------

COMMERCIAL PAPER  - 5.19%
Credit Suisse First Boston, 144A (Note D)
  5.27%, Due 7/11/2001                                                                     100,000              99,854
  4.16%, Due 10/19/2001                                                                    200,000             197,456
  3.92%, Due 11/26/2001                                                                    140,000             137,743
Danske Corporation, 5.25%, Due 7/16/2001                                                    50,000              49,891
UBS Financial, Incorporated, 5.71%, Due 7/3/2001                                            80,000              79,974
                                                                                                        --------------
       TOTAL COMMERCIAL PAPER                                                                                  564,918
                                                                                                        --------------

VARIABLE RATE COMMERCIAL PAPER  - 0.66%
Unilever Capital Corporation, 3.97%, Due 9/7/2001, 144A (Note D)                            72,000              72,001
                                                                                                        --------------
       TOTAL VARIABLE RATE COMMERCIAL PAPER                                                                     72,001
                                                                                                        --------------

VARIABLE RATE MEDIUM-TERM NOTES - 22.52%
American Honda Finance Corporation, 144A, (Note D)
  4.06%, Due 5/14/2002                                                                     100,000              99,993
  4.10%, Due 5/17/2002                                                                     125,000             124,997
  3.93%, Due 6/10/2002                                                                      50,000              49,995
  3.92%, Due 6/12/2002                                                                     100,000             100,000
Associates Corporation,
  3.71%, Due 10/1/2001, 144A (Note D)                                                      100,000             100,000
  4.85%, Due 10/5/2001                                                                      92,000              92,009
  4.16%, Due 2/22/2002                                                                      86,000              86,074
Bank of America Corporation, 4.44%, Due 4/30/2002                                           45,000              45,072
Caterpillar Financial Services, 4.44%, Due 8/1/2001                                         20,000              20,002
Chase Manhattan Corporation,
  4.96%, Due 1/3/2002                                                                       17,000              17,011
  4.14%, Due 2/22/2002                                                                      30,000              30,027
Credit Suisse First Boston, 4.73%, Due 10/15/2001, 144A (Note D)                            97,000              97,000
Firstar Corporation, 4.59%, Due 8/3/2001                                                    47,000              47,012
General Motors Acceptance Corporation, (Note B)
  4.13%, Due 2/11/2002                                                                      50,000              50,000
  4.16%, Due 2/11/2002                                                                     160,000             160,006
Goldman Sachs Group, LP, 144A, (Note D)
  4.94%, Due 1/14/2002                                                                      15,000              15,015
  4.93%, Due 1/14/2002                                                                      23,000              23,021
  4.59%, Due 1/23/2002                                                                      10,000              10,011

Merrill Lynch & Company, Incorporated,
  4.41%, Due 7/31/2001                                                                      26,000              26,002
  4.39%, Due 11/1/2001                                                                      97,470              97,519
  4.82%, Due 1/7/2002                                                                       70,000              69,996
  4.77%, Due 2/4/2002                                                                      125,000             124,993
  4.57%, Due 7/24/2002                                                                      15,000              15,034
Morgan Stanley Dean Witter Company,
  4.21%, Due 9/4/2001                                                                       10,000              10,004
  4.06%, Due 12/17/2001                                                                     58,000              58,061
  4.47%, Due 1/28/2002                                                                     176,300             176,498
Norwest Corporation, 4.09%, Due 11/21/2001                                                  30,000              30,006
Salomon Smith Barney Holdings,
  4.87%, Due 10/9/2001                                                                      36,000              36,010
  4.57%, Due 1/24/2002                                                                      30,000              30,026
Unilever Capital Corporation, 4.80%, Due 7/5/2001                                           75,000              75,000
Vodafone Airtouch, PLC, 3.96%, Due 12/19/2001                                              353,265             353,495
Wells Fargo & Company, 4.09%, Due 9/15/2001                                                182,950             183,036
                                                                                                        --------------
       TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                                                 2,452,925
                                                                                                        --------------

OTHER SHORT-TERM INVESTMENTS - 9.88%                                                    Shares
                                                                                    ---------------
Short-Term Investments Co. Liquid Asset Portfolio                                      105,214,491             105,215
Citifunds Institutional Liquid Reserve                                                 201,000,000             201,000
Deutsche Cash Reserve Fund                                                             275,000,000             275,000
Dreyfus Cash Management Plus                                                           495,000,000             495,000
                                                                                                        --------------
       TOTAL OTHER SHORT-TERM INVESTMENTS                                                                    1,076,215
                                                                                                        --------------

                                                                                                        --------------
TOTAL INVESTMENTS - 99.65% (Cost $10,855,226)                                                               10,855,226
                                                                                                        --------------
OTHER ASSETS, NET OF LIABILITIES - 0.35%                                                                        38,644
                                                                                                        --------------
TOTAL NET ASSETS - 100%                                                                                   $ 10,893,870
                                                                                                        ==============


Based on the cost of investments of $10,855,226 for federal income tax purposes at June 30,2001, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(B) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(C) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.

(D) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,667,561 or 24.49% of net assets.

ABBREVIATIONS:
LLC - Limited Liability Company
LP - Limited Partnership
NA - National Association
PLC - Public Limited Corporation

AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO
Statements of Assets and Liabilities
June 30, 2001 (Unaudited)
================================================================================

                                                  (in thousands)
ASSETS:
      Investments in securities at value
        (cost - $10,855,226; $121,093;
         $99,082, respectively) ................   $ 10,855,226
      Repurchase agreements (cost - $0, $0,
        $138,840, respectively) ................             --
      Cash .....................................             --
      Receivable for investments sold ..........             --
      Dividends and interest receivable ........         39,515
      Deferred organization costs ..............             --
      Other assets .............................             20
                                                   ------------
              TOTAL ASSETS .....................     10,894,761
                                                   ------------
LIABILITIES:
      Payable for investments purchased ........             --
      Management and investment advisory
         fees payable (Note 2) .................            890
      Accrued organization costs ...............              1
      Other liabilities ........................             --
                                                   ------------
              TOTAL LIABILITIES ................            891
                                                   ------------
NET ASSETS APPLICABLE TO INVESTORS'
        BENEFICIAL INTERESTS ...................   $ 10,893,870
                                                   ============

AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO
STATEMENTS OF OPERATIONS
Six Months Ended June 30, 2001 (Unaudited)
================================================================================
        in thousands


INVESTMENT INCOME:
       Interest income .......................   $    218,101
                                                 ------------
             TOTAL INVESTMENT INCOME .........        218,101
                                                 ------------
EXPENSES:
       Management and investment advisory
         fees (Note 2)  ......................          4,190
       Custodian fees ........................            136
       Professional fees .....................             35
       Organization costs ....................             --
       Other expenses ........................             85
                                                 ------------
          TOTAL EXPENSES .....................          4,446
                                                 ------------
            Less fees waived (Note 2)
                                                 ------------
          NET EXPENSES .......................          4,446
                                                 ------------
NET INVESTMENT INCOME ........................        213,655
                                                 ------------
REALIZED GAIN ON INVESTMENTS:
       Net realized gain on investments ......            387
                                                 ------------
              NET GAIN ON INVESTMENTS ........            387
                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ................................   $    214,042
                                                 ============

AMR INVESTMENT SERVICES TRUST MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
     in thousands

                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                      JUNE 30, 2001    DECEMBER 31,
                                                                       (UNAUDITED)         2000
                                                                    ----------------   ------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income .......................................   $      213,655    $      278,877
     Net realized gain on investments ............................              387               144
                                                                     --------------    --------------
               TOTAL INCREASE IN NET ASSETS
                   RESULTING FROM OPERATIONS .....................          214,042           279,021
                                                                     --------------    --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
     Contributions ...............................................       35,438,004        35,867,580
     Withdrawals .................................................      (29,748,021)      (34,808,427)
                                                                     --------------    --------------
               NET INCREASE (DECREASE) IN NET ASSETS RESULTING
                  FROM TRANSACTIONS IN INVESTORS'
                  BENEFICIAL INTERESTS ...........................        5,689,983         1,059,153
                                                                     --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS ............................        5,904,025         1,338,174
                                                                     --------------    --------------
NET ASSETS:
     Beginning of period .........................................        4,989,845         3,651,671
                                                                     --------------    --------------
     END OF PERIOD ...............................................   $   10,893,870    $    4,989,845
                                                                     ==============    ==============


--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

 RATIOS:
   Expenses to average net assets
     (annualized) ...........................        0.11%     0.11%
   Net investment income to average net
      assets (annualized) ...................        5.10%     6.40%

================================================================================
AMR Investment Services Trust Money Market Portfolio


NOTES TO FINANCIAL STATEMENTS June 30, 2001 (unaudited)
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, (the "Portfolio"). The assets of the Portfolio belong only to that Portfolio, and the liabilities of the Portfolio are borne solely by that Portfolio and no other.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolio.

Security Valuation
Securities of the Portfolio are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

Security Transactions and Investment Income
Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income and Excise Taxes
The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

Repurchase Agreements
Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

NOTE 2-TRANSACTIONS WITH AFFILIATES
Management Agreement
The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to the Portfolio. Pursuant to the Management Agreement, the Manager receives from the Portfolio an annualized fee equal to .10% of the average daily net assets of the Portfolio.

Other
Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. For the year ended December 31, 2000, the cost of air transportation for the trustees was not material to the Portfolio. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $20,000 plus $1,250 for each Board meeting attended.

                                   [GRAPHIC]









                             American Select Funds
                            P.O. Box 619003, MD 5645
                           DFW Airport, TX 75261-9003
                                 (800) 231-4252